Commitments and Contingencies (Tables)	12 Months Ended
Feb. 29, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of Remaining Funding Commitments	The planned schedule for the remaining tranche is as follows:
	RMB	USD
For the year ending February 28, 2021:	30,000	4,291